UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions		Jun. 30, 2026	Dec. 31, 2025
Current Assets
Cash and cash equivalents		$ 3,447	$ 3,546
Financial assets		1,313	1,230
Accounts and other receivable, net		6,167	6,550
Inventory, net		2,827	2,562
Other assets		5,275	1,155
Current assets		19,029	15,043
Non-Current Assets
Financial assets		13,327	11,253
Accounts and other receivable, net		954	1,175
Other assets		436	877
Property, plant and equipment		9,343	11,013
Deferred income tax assets		2,117	2,083
Intangible assets		17,955	18,513
Equity accounted investments		2,428	2,494
Goodwill		13,231	13,310
Total assets		78,820	75,761
Current Liabilities
Accounts payable and other		11,286	7,630
Non-recourse borrowings in subsidiaries of the Corporation		1,962	1,352
Current liabilities		13,248	8,982
Non-Current Liabilities
Accounts payable and other		4,915	6,558
Corporate borrowings		1,629	1,325
Non-recourse borrowings in subsidiaries of the Corporation		41,231	41,072
Deferred income tax liabilities		2,358	2,513
Total liabilities		63,381	60,450
Equity
Class A shareholders	[1]	5,431	5,451
Non-controlling interests attributable to:
Special shareholder	[1]	0	0
Preferred securities		740	740
Interest of others in operating subsidiaries		9,268	9,120
Total equity		15,439	15,311
Total equity and liabilities		$ 78,820	$ 75,761

[1]	For the periods prior to the completion of the Arrangement on March 27, 2026, reflects amounts previously attributable to LP Units, Redemption-Exchange Units and BBHC exchangeable shares, which were exchanged for Class A Shares on a one-for-one basis, and amounts previously attributable to Special LP Units, which were exchanged for Special Shares on a one-for-one basis. See Note 2(b) for additional information.